Investment Objectives and Goals - MRP SynthEquity ETF	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	MRP SynthEquity ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	MRP SynthEquity ETF (the “Fund”) seeks long-term capital appreciation.